Significant Accounting Policies (Details)		1 Months Ended	12 Months Ended
	May 07, 2020	Oct. 02, 2020	Jan. 31, 2022
Statement [Line Items]
% of ownership	100.00%
BetterLife Europe Pharmaceuticals AG [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Lichtenstein
MedMelior Inc. (acquired August 2020) [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Canada
Blife Therapeutics Inc. (acquired May 2020) [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Canada
Altum S1M US Corp [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			U.S.A.
Solmic AG [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Switzerland
Altum Pharma (Australia) Pty Ltd. [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Australia
Altum Pharmaceuticals (HK) Limited [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Hong Kong
Altum Pharmaceuticals International Inc. (dissolved December 2020) [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Barbados
Altum Pharmaceuticals Barbados Inc. (dissolved December 2020) [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Barbados
Thrudermic, LLC [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			U.S.A.
Pivot Pharmaceuticals Manufacturing Corp [Member]
Statement [Line Items]
% of ownership		100.00%	100.00%
Jurisdiction			Canada
BetterLife Pharma US Inc. [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			U.S.A.
Pivot Green Stream Health Solutions Inc. (dissolved January 2020) [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Canada
Pivot Pharmaceuticals Manufacturing Corp. [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			U.S.A.
BetterLife Pharma Inc. [Member]
Statement [Line Items]
Jurisdiction			Canada
% of ownership			Parent